UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8727

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Item 1. Schedule of Investments.

SunAmerica Senior Floating Rate Fund, Inc.

PORTFOLIO OF INVESTMENTS—March 31, 2009 — (unaudited)

Industry Description		Ratings (1)		Interest Rate	Maturity Date (2)	Principal Amount/ Shares	Market Value (Note 1)
	Type	Moody’s	S&P
LOANS (3) (4)-94.0%
Aerospace/Defense-0.5%

McKechnie Aerospace De, Inc.@	2nd Lien	Ba3	CCC+	5.52%	05/11/15	$1,500,000	$517,500
Wesco International, Inc.	2nd Lien	Caa1	B-	6.27	03/28/14	500,000	358,124

							875,624

Automobile-1.3%

Allison Transmission, Inc.	BTL-B	B2	B	3.29-3.32	08/07/14	948,282	633,241
FleetPride Corp.	BTL-B	Ba3	BB-	3.72	06/06/13	226,563	115,546
Key Safety Systems, Inc.	1st Lien	B1	B-	2.77-3.48	03/08/14	1,470,000	553,700
United Components, Inc.	Tranche D	B1	B+	3.25	06/30/12	416,465	290,483
Visteon Corp.	BTL-B	Caa2	B-	4.36	12/13/13	1,000,000	156,875

							1,749,845

Beverage, Food & Tobacco-3.9%

B&G Foods, Inc.	BTL-B	Ba2	BB-	3.26	02/26/13	565,217	517,173
Best Brands Corp.(10)	BTL-C	Ca	CCC-	18.00	06/30/13	1,606,753	783,291
Birds Eye Foods, Inc.	BTL	B2	B	2.97	03/22/13	846,667	768,350
Fresh Start Bakeries, Inc.@	2nd Lien	B2	B-	6.31	03/29/14	250,000	125,000
NPC International, Inc.	BTL	Ba3	B+	2.26-3.18	05/03/13	1,572,024	1,320,500
Pinnacle Foods Group, Inc.	BTL-B	B2	B	3.25	04/02/14	982,500	808,414
Wrigley Jr. Co.	BTL-B	Baa3	BBB	6.50	09/30/14	987,500	977,934

							5,300,662

Broadcasting & Entertainment-9.0%

Century - TCI California LP†#@(5)	Revolver	NR	NR	3.25	12/31/07	10,000	9,900
Cequel Communications LLC	BTL	B1	BB-	2.52-2.56	11/05/13	1,918,630	1,663,878
Charter Communications Operating LLC(5)	BTL	B1	Caa3	4.00	03/06/14	1,000,000	825,000
Citadel Broadcasting Co.	BTL-B	Caa2	CCC+	2.25-2.97	06/12/14	6,000,000	2,202,000
Cumulus Media, Inc.	BTL	B3	B	2.31	06/07/14	1,819,317	778,895
Gray Television, Inc.	BTL-B	B3	B	2.01-2.93	12/31/14	863,090	372,568
HIT Entertainment, Ltd.@	2nd Lien	Caa1	CCC	6.74	02/26/13	1,000,000	275,000
HIT Entertainment, Ltd.	BTL	B1	B-	3.49	03/20/12	896,357	436,974
Intelsat Zeus, Ltd.	BTL	B1	BB-	3.93	07/03/13	962,838	866,072
Local TV LLC	BTL-B	B2	B-	2.52	05/07/13	845,221	343,723
Mission Broadcasting, Inc.	BTL-B	B1	B+	2.97	10/01/12	1,173,630	616,156
Nexstar Broadcasting, Inc.	BTL-B	B1	B+	2.27	10/01/12	1,110,190	582,850
NextMedia Operating, Inc.	2nd Lien	Caa3	CC	9.17	11/15/13	505,089	102,280
Spanish Broadcasting Systems, Inc.	1st Lien	Caa3	CCC+	2.97	06/10/12	960,000	301,200
Univision Communications, Inc.	BTL-B	B2	B-	2.77	09/15/14	4,000,000	2,097,500
WideOpenWest Finance LLC	BTL	B2	B-	3.00-3.02	06/22/14	1,000,000	693,750

							12,167,746

Buildings & Real Estate-4.5%

Brand Services, Inc.	BTL	B1	B	3.50-3.69	02/07/14	1,960,000	1,176,000
Brand Services, Inc.	BTL-B2	B1	B	4.50-4.69	02/07/14	985,000	556,525
Building Materials Holding Corp.	Junior 2nd Lien	Caa2	B+	6.31	09/15/14	1,000,000	499,000
Building Materials Holding Corp.	BTL	B3	B+	3.88	02/22/14	977,724	692,228
Capital Automotive REIT	BTL	Ba1	BB	2.25	12/16/10	1,000,000	540,000
North Las Vegas@	1st Lien	Caa3	CC	4.48	05/01/11	223,206	133,924
North Las Vegas@	2nd Lien	C	C	3.48	05/09/12	251,447	18,859
PGT Industries, Inc.	BTL-A2	Caa1	B-	6.25	02/14/12	329,268	172,866
Realogy Corp.	CLTL	Caa1	CCC-	5.86	10/10/13	412,058	238,119
Realogy Corp.	BTL	Caa1	CCC-	3.52	10/10/13	1,530,500	884,437
Tensar Earth Technologies	BTL-B	B1	B	4.67	10/31/12	875,857	525,514
ValleyCrest Cos.	1st Lien	B2	B+	3.26	10/08/13	978,076	628,414
Yellowstone Club†@(5)(7)	BTL	Ca	D	4.63	09/30/10	204,667	55,260

							6,121,146

Cargo Transport-2.5%

Cardinal Logistics Management, Inc.#@	2nd Lien	B2	B-	6.53	03/23/14	1,000,000	100,000
Dockwise Transport BV@	BTL-B	B1	B	4.10	04/01/15	243,194	124,637
Dockwise Transport BV@	BTL-B2	B1	B	4.10	04/01/15	497,574	255,007
Dockwise Transport BV@	BTL-C	B1	B	4.10	04/01/16	243,194	124,637
Dockwise Transport BV@	BTL-C2	B1	B	4.33	04/01/16	497,574	255,007
Dockwise Transport BV@	BTL-D	B1	B	5.72	07/12/16	500,000	112,500
Dockwise Transport BV@	BTL-D2	B1	B	5.72	07/12/16	1,000,000	225,000
Greatwide Logistics Services, Inc.†@(5)(7)	2nd Lien	C	NR	9.31	06/19/14	1,000,000	125,000
Hertz Corp.	Tranche B	Ba1	BB+	2.26-2.32	12/21/12	341,988	260,595
Ozburn-Hessey Holding Co. LLC@	BTL	B1	B	4.42-4.47	08/10/12	503,105	389,906
Swift Transportation Co., Inc.	BTL-B	B3	B-	3.75	05/10/14	2,672,458	1,369,635

							3,341,924

Chemicals, Plastics & Rubber-5.9%

AZ Chemicals, Inc.	1st Lien	B1	BB-	2.52	02/28/13	931,519	691,653
Brenntag AG	BTL	B1	B+	2.55-3.50	01/20/14	49,091	36,082
Brenntag AG	BTL-B2	B1	B+	2.55-3.50	01/20/14	200,909	147,668
Cognis GmbH	STFA	B1	B	3.32	09/15/13	1,000,000	637,500
Cristal Inorganic Chemicals US, Inc.	1st Lien	Ba3	B	3.47	05/15/14	897,049	526,269
Georgia Gulf Corp.	BTL-B	B3	B	8.50-8.75	10/03/13	496,030	217,633

Hexion Specialty Chemicals, Inc.	BTL-C1	Ba3	B-	3.69	05/05/13	801,000	281,208
Hexion Specialty Chemicals, Inc.	BTL-C2	Ba3	B-	3.50	05/05/13	173,554	60,930
Huntsman International LLC	BTL-B	Ba1	BB+	2.27	04/19/14	2,848,978	1,900,109
Ineos US Finance LLC	BTL-B	Caa1	CCC+	7.50	12/16/13	678,677	252,807
Ineos US Finance LLC	BTL-C	Caa1	CCC+	8.00	12/16/14	678,491	252,738
ISP Chemco, Inc.	BTL-B	Ba3	BB-	2.06-2.75	06/04/14	1,473,750	1,257,293
Kraton Polymers LLC	BTL-B	B1	B	3.44	05/12/13	371,374	231,490
Lyondell Basell Industries(5)(8)	Roll-up TL	Caa2	C	13.00	12/20/14	374,526	371,717
Lyondell Basell Industries(5)	Dutch TL-A	Caa2	C	5.75	12/20/14	59,439	12,742
Lyondell Basell Industries(5)	Dutch Revolver	Caa2	C	5.75	12/20/14	25,265	5,479
Lyondell Basell Industries(5)	GRM TL-B1	Caa2	C	6.00	12/20/14	72,533	15,549
Lyondell Basell Industries(5)	GRM TL-B2	Caa2	C	6.00	12/20/14	72,533	15,549
Lyondell Basell Industries(5)	GRM TL-B3	Caa2	C	6.00	12/20/14	72,533	15,549
Lyondell Basell Industries(5)	BTL-A	Caa2	C	5.75	12/20/14	180,513	34,749
Lyondell Basell Industries(5)	BTL-B1	Caa2	C	7.00	12/20/14	314,742	69,243
Lyondell Basell Industries(5)	BTL-B2	Caa2	C	7.00	12/20/14	314,742	69,243
Lyondell Basell Industries(5)	BTL-B3	Caa2	C	7.00	12/20/14	314,742	69,243
Lyondell Basell Industries(5)	Revolver	Caa2	C	5.75	12/20/14	94,743	21,791
Lyondell Basell Industries(5)	DIP	B3	CCC-	5.74	12/15/09	561,701	121,487
Yankee Candle Co.	BTL-B	Ba3	BB-	2.50-3.22	02/06/14	923,269	614,633

							7,930,354

Containers, Packaging & Glass-0.6%

Graham Packaging Co. LP	BTL-B	B1	B+	2.75-6.31	10/07/11	938,356	804,934
MMGS Packaging Acquisition@	2nd Lien	Caa3	CC	6.72	03/08/15	500,000	66,667

							871,601

Diversified/Conglomerate Manufacturing-3.1%

Accuride Corp.	BTL-B	B2	B+	8.00	01/31/12	1,071,364	616,927
Cinram International, Inc.	BTL-B	B2	CCC+	2.50-3.23	05/05/11	908,896	479,443
Manitowoc Co., Inc.	BTL-B	Ba2	BB+	6.50	11/09/14	997,500	716,953
RGIS LLC	Delayed Draw	B1	B-	3.72	05/01/14	46,786	35,089
RGIS LLC	BTL-B	B1	B-	3.67-4.75	04/27/14	935,714	701,786
Veyance Technologies, Inc.@	1st Lien	B2	B+	3.04	07/31/14	2,585,625	1,011,626
Veyance Technologies, Inc.	Delayed Draw	B2	B+	3.04	07/31/14	370,312	144,885
X-Rite, Inc.	1st Lien	B2	B+	7.75-8.00	10/29/12	627,117	500,126

							4,206,835

Diversified/Conglomerate Service-0.8%

Bridge Information Systems, Inc.†#@(5)(6)	BTL-B	Caa1	D	6.25	05/29/05	397,353	0
NES Rentals Holdings	2nd Lien	Caa2	C	8.00	07/20/13	2,157,140	776,570
Protection One, Inc.@	BTL	Ba2	BB-	2.77	03/31/12	452,472	316,731

							1,093,301

Electronics-1.9%

Aspect Software, Inc.	Tranche A-1	B1	B-	4.25	07/11/11	321,034	202,653
Infor Global Solutions	Delayed Draw	B1	B+	4.27	07/28/12	334,286	202,243
Infor Global Solutions	BTL	B1	B+	4.27	07/28/12	640,714	387,632
Radio Systems, Inc.@	BTL-B	B2	B+	3.31	10/05/13	411,155	326,868
Reynolds & Reynolds Co.	1st Lien	Ba2	BB	2.52	10/26/12	837,195	508,596
Reynolds & Reynolds Co.	2nd Lien	B3	B	6.02	10/26/13	250,000	68,333
Sensata Technologies BV	BTL-B	B3	B	2.93	04/30/13	1,954,774	844,462

							2,540,787

Finance-9.5%

Alliant Holdings	BTL-B	B2	B	4.23	11/01/14	985,000	728,900
Amwins Group, Inc.	1st Lien	B2	B-	3.76-3.79	06/08/13	1,965,000	1,179,000
Bankruptcy Management Solutions, Inc.	2nd Lien	Caa1	CCC-	6.77	07/31/13	243,750	48,141
Chrysler Financial Services LLC	BTL-B	Caa2	CCC-	4.56	08/03/12	985,000	531,284
First Data Corp.	BTL-B1	Ba3	B+	3.27	09/24/14	975,051	660,536
First Data Corp.	BTL-B3	Ba3	B+	3.27	09/24/14	985,000	666,448
Hub International Holdings, Inc.	BTL	B2	B+	3.72	06/13/14	2,408,088	1,733,824
Hub International Holdings, Inc.	Delayed Draw	B2	B+	3.72	06/13/14	541,265	389,711
iPayment, Inc.	BTL-B	B1	B	2.51-3.23	05/08/13	1,850,217	1,002,201
LPL Holdings, Inc.	Tranche D	Ba3	B+	2.27-2.97	06/28/13	1,969,849	1,625,126
National Processing Co. LLC	1st Lien	B2	B+	4.46	09/29/13	1,338,043	709,163
National Processing Co. LLC	2nd Lien	Caa2	CCC+	7.93	09/29/14	500,000	125,000
Neff Corp.	2nd Lien	Caa2	CCC	4.03	05/31/13	500,000	110,938
NES Tanks	2nd Lien	Caa2	B	4.99	04/06/14	500,000	200,000
Rental Service Corp.	2nd Lien	B3	B-	4.02-4.93	11/30/13	2,295,841	1,295,238
TransFirst Holdings, Inc.	BTL-B	B2	B	4.21	06/15/14	2,952,425	1,240,018
USI Holdings Corp.	BTL-B	B2	B	3.97	05/04/14	984,962	590,977

							12,836,505

Healthcare, Education & Childcare-4.3%

AMR/EmCare Holdings	BTL	Ba1	BB+	2.52-2.56	02/10/12	575,251	520,602
CHG Cos., Inc.@	2nd Lien	B1	B	6.52	12/08/13	1,000,000	755,000
Gambro AB	BTL-B	B2	B-	4.27	06/05/14	430,973	268,640
Gambro AB	BTL-C	B2	B-	4.77	06/05/15	430,973	268,640
Health Management Associates, Inc.	BTL-B	B1	BB-	2.97	02/28/14	1,799,236	1,464,803
Hologic, Inc.	BTL-B	Baa3	BB+	3.88	03/31/13	505,998	480,698
PTS Pharmaceuticals	BTL-B	Ba3	BB-	2.77	04/10/14	1,965,000	1,247,775

Spectrum Labs	BTL-B	NR	NR	4.47	12/23/11	822,098	678,231
Team Health, Inc.	BTL-B	B1	BB-	3.22-3.25	11/23/12	241,875	171,731

							5,856,120

Home & Office Furnishings, Housewares & Durables-1.2%

National Bedding Co.	1st Lien	B1	BB-	2.56	02/28/13	1,417,833	689,066
National Bedding Co.@	2nd Lien	Caa1	B-	5.56	02/28/14	1,000,000	285,000
Simmons Co.	BTL-C	B2	CC	9.50	12/19/11	816,772	632,998

							1,607,064

Hotels, Motels, Inns, & Gaming-4.3%

CCM Merger, Inc.	BTL-B	B3	B+	8.50	07/13/12	437,426	241,678
Fairmont Hotels and Resorts@	BTL-B	NR	NR	3.77	05/12/11	362,353	349,671
Golden Nugget, Inc.	1st Lien	B3	B-	2.52	06/30/14	1,272,727	502,727
Golden Nugget, Inc. (8)	Delayed Draw	B3	B-	2.52-2.57	06/30/14	604,848	238,915
Green Valley Ranch Gaming LLC@	2nd Lien	Caa3	CCC	3.81	08/16/14	1,000,000	96,875
Isle of Capri Casinos, Inc.	BTL	B1	B+	2.97	07/26/14	1,108,852	767,880
Isle of Capri Casinos, Inc.	Delayed Draw A	B1	B+	2.27	07/26/14	443,541	307,152
Isle of Capri Casinos, Inc.	Delayed Draw B	B1	B+	2.97	07/26/14	334,355	231,541
Las Vegas Sands, Inc.	BTL	B3	B-	2.27	05/23/14	2,947,500	1,578,755
New World Gaming Partners, Ltd.	Delayed Draw	B1	B+	3.94	09/30/14	500,000	229,000
New World Gaming Partners, Ltd.	1st Lien	B1	B+	3.94	09/30/14	2,468,750	1,130,688
Wembley, Inc.@(10)	1st Lien	Caa3	CCC	4.75	07/18/11	244,571	75,817
Wembley, Inc.@(10)	2nd Lien	C	D	6.50	07/18/12	250,000	19,375

							5,770,074

Leisure, Amusement, Entertainment-6.7%

24 Hour Fitness Worldwide, Inc.	BTL-B	Ba3	B+	3.02-3.93	06/08/12	1,940,000	989,400
Audio Visual Services Group, Inc.@	2nd Lien	B3	CCC+	7.72	08/28/14	1,019,900	74,792
Deluxe Entertainment Service Group, Inc.	CND TL-C	Ba3	B-	3.47	05/14/13	69,516	43,795
Deluxe Entertainment Service Group, Inc.	Tranche A	Ba3	B-	3.71	05/11/13	39,370	24,803
Deluxe Entertainment Service Group, Inc.	BTL-B	Ba3	B-	2.77-3.47	05/11/13	708,988	446,663
Fender Musical Instruments Corp.	Delayed Draw	B2	B+	2.75	06/06/14	331,667	140,958
Fender Musical Instruments Corp.	BTL-B	B2	B+	3.47	06/06/14	655,000	278,375
Formula One Holdings@	BTL-B1	NR	NR	2.89	12/31/13	1,142,857	577,778
Formula One Holdings@	BTL-B2	NR	NR	2.89	12/31/13	785,714	397,223
Formula One Holdings@	BTL-D2	NR	NR	5.31	06/30/14	1,500,000	432,500
Hicks Sports Group@	BTL-B	B2	CCC+	3.75	12/22/10	3,000,000	1,713,750
Metro-Goldwyn-Mayer Studios, Inc.	BTL-B	Ba3	B-	3.77	04/08/12	2,910,000	1,314,351
Panavision, Inc.	2nd Lien	Caa3	CCC	8.67-11.03	03/30/12	500,000	150,000
Six Flags Theme Parks, Inc.	BTL	Caa1	CCC+	2.78-3.68	04/30/15	1,940,127	1,335,050
WMG Acquisition Corp.	BTL-B	Ba3	BB	2.51-3.26	02/28/11	1,314,538	1,160,737

							9,080,175

Machinery-1.2%

Generac Power Systems, Inc.@	2nd Lien	B2	B+	6.50	05/07/14	1,000,000	252,000
Gleason Corp.	BTL-B	Ba3	B	3.00-3.19	06/30/13	974,912	831,113
NACCO Materials Handling Group, Inc.	BTL	B1	BB-	2.52-4.60	03/21/13	977,387	493,580

							1,576,693

Mining, Steel, Iron & Nonprecious Metals-0.5%

Aleris International, Inc.(5)(8)	DIP	B3	B+	15.50	02/13/10	92,655	74,587
Aleris International, Inc.(5)(7)	BTL-B1	Ca	CCC-	4.25	12/19/13	249,428	32,841
Aleris International, Inc.(5)(7)	BTL-C1	Ca	CCC-	4.25	12/19/13	176,094	30,816
Algoma Steel, Inc.@	BTL-B	B3	BB-	3.02	06/20/13	703,243	409,640
Walter Industries, Inc.	BTL	B2	BB+	2.76-3.47	10/03/12	76,986	65,727

							613,611

Oil & Gas-5.6%

Alon USA, Inc. (Edgington Facility)@	BTL	B1	BB	2.77-3.51	06/22/13	27,014	11,751
Alon USA, Inc. (Paramount Facility)@	BTL	B1	BB	2.77-3.51	06/22/13	216,111	94,008
Alon Krotz Springs@	BTL-B	B1	B	10.75	06/30/14	492,384	344,669
ATP Oil & Gas Corp.	BTL-B1	B3	B+	8.50	07/15/14	2,023,045	1,071,793
ATP Oil & Gas Corp.	BTL-B2	B3	B+	8.50	01/15/11	573,697	303,940
Big West Oil LLC	Delayed Draw	Caa3	D	4.50	05/15/14	1,100,000	731,500
Big West Oil LLC	BTL-B	Caa3	D	4.50	05/31/14	875,000	581,875
CDX Funding LLC†(5)(7)	2nd Lien	NR	NR	7.50	03/31/13	1,000,000	412,500
Coffeyville Resources LLC	LOC	B2	BB-	8.50	12/27/10	162,162	122,838
Coffeyville Resources LLC	BTL-B	B2	BB-	8.75	12/27/13	522,289	395,634
Dresser, Inc.	2nd Lien	B3	B-	6.99	05/04/15	1,000,000	428,333
Helix Energy Solutions Group, Inc.	BTL-B	Ba2	BB	2.52-3.16	07/01/13	500,612	393,815
Quicksilver Resources, Inc.	2nd Lien	B2	CCC+	7.75	08/08/13	932,801	719,034
Targa Resources, Inc.	LOC	Ba3	B+	3.35	10/31/12	96,774	74,839
Targa Resources, Inc.	BTL-B	Ba3	B+	2.52-3.22	10/31/12	167,435	129,483
Venoco, Inc.	2nd Lien	Caa1	B	5.25	05/07/14	988,971	519,210
Western Refining Co. LP	BTL	B3	BB-	8.25	05/30/14	1,824,643	1,212,085

							7,547,307

Personal & Nondurable Consumer Products-2.5%

American Achievement Corp.@	BTL-B	B1	B	2.81	03/25/11	302,430	254,041
Hillman Group, Inc.	BTL-B	Ba3	B+	4.13	03/31/11	671,942	561,072
Huish Detergents, Inc.	1st Lien	Ba3	BB	2.27	04/25/14	1,965,000	1,716,099
Huish Detergents, Inc.	2nd Lien	B3	BB	4.75	10/26/14	1,000,000	787,500

							3,318,712

Personal, Goods & Misc. Services-2.6%

Central Parking Corp.	LOC	Ba2	B-	2.75	05/22/13	379,310	260,776
Central Parking Corp.	1st Lien	Ba2	B-	2.81	05/22/14	1,052,149	723,353
NEP, Inc.@	BTL-B	B1	B	2.77	02/16/14	979,988	803,590
Sabre Holdings Corp.	BTL-B	B1	B	2.76-3.42	09/30/14	2,943,615	1,562,324
Travelport, Inc.	BTL-B	Ba2	BB-	2.77	08/23/13	263,589	153,870

							3,503,913

Personal Transportation-1.7%

Continental Airlines, Inc.@	BTL-A1	Ba3	B	4.64	06/01/11	285,714	160,000
Continental Airlines, Inc.@	BTL-A2	Ba3	B	4.64	06/01/11	714,286	400,000
Delta Air Lines, Inc.	2nd Lien	B2	B	3.76	04/30/14	982,500	452,564
United Airlines, Inc.	Tranche B	B3	B+	2.56	02/02/14	1,404,444	685,448
US Airways Group, Inc.	BTL	B3	B+	3.02	03/21/14	1,460,000	610,463

							2,308,475

Printing & Publishing-6.1%

Advanstar Communications, Inc.	1st Lien	B2	B-	3.47	05/31/14	1,967,462	772,229
Advanstar Communications, Inc.@	2nd Lien	Caa2	CCC	6.22	11/30/14	1,000,000	90,000
Affinity Group, Inc.	BTL	B1	B	2.97-4.75	06/24/09	1,099,913	797,437
Affinity Group, Inc.	BTL-A	B1	B	2.97-3.25	03/20/14	238,835	162,200
Caribe Information Investment, Inc.	BTL-B	B1	B	2.77-2.82	03/31/13	1,691,778	867,036
GateHouse Media Operating, Inc.	Delayed Draw	Caa1	CCC+	2.52-2.54	08/28/14	815,217	165,761
GateHouse Media Operating, Inc.	BTL-B	Caa1	CCC+	2.52	08/28/14	3,184,783	647,571
GateHouse Media Operating, Inc.	BTL-C	Caa1	CCC+	2.79	08/28/14	1,000,000	203,333
Idearc, Inc.(5)	BTL-B	Caa3	D	3.22	11/17/14	1,960,000	757,050
Local Insight Regatta Holdings, Inc.	BTL	B2	B+	6.25-7.75	04/23/15	744,375	267,975
National CineMedia, Inc.	BTL	B1	B+	3.08	02/13/15	1,000,000	859,375
Penton Media, Inc.	BTL-B	Caa1	B-	2.77-3.42	02/01/13	980,000	380,975
Reader’s Digest Associations, Inc.	BTL-B	Caa2	CCC	3.27-3.33	03/02/14	980,000	254,800
Thomas Nelson Publishers	BTL-B	B3	CCC+	8.75	06/12/12	396,285	108,979
Tribune Co.†(5)(7)	BTL-B	NR	D	6.50	05/19/14	5,925,075	1,334,997
Yell Group, Ltd.	BTL-B	Ba3	B+	3.52	10/27/12	1,000,000	567,500

							8,237,218

Retail Stores-8.2%

Claire’s Stores, Inc.	BTL-B	Caa2	B	3.27-3.98	05/29/14	2,947,500	1,215,844
David’s Bridal, Inc.	BTL	B2	B	2.52-3.22	01/31/14	1,960,000	1,298,500
JRD Holdings, Inc.	BTL	Ba3	BB-	2.81	07/02/14	968,750	867,031
KIK Custom Products	CND TL	B3	CCC+	2.78	05/23/14	576,585	264,818
KIK Custom Products	BTL	B3	CCC+	2.78	05/23/14	3,363,415	1,544,769
Michaels Stores, Inc.	BTL	B3	B	2.75-2.81	10/31/13	2,947,236	1,646,308
Petco Animal Supplies, Inc.	BTL-B	B1	B+	2.77-3.47	10/25/13	488,750	417,474
Quality Stores, Inc. (Central Tractor) †#@(5)(6)	BTL-B	Caa2	NR	5.75	04/30/07	826,671	0
Quizno’s LLC	1st Lien	B2	B+	3.50	05/05/13	2,179,539	1,186,033
Smart & Final, Inc.	Delayed Draw	B2	B	3.52-4.13	05/31/14	402,010	314,573
Smart & Final, Inc.	1st Lien	B2	B	3.52-4.26	05/31/14	580,415	454,174
Smart & Final, Inc.@	2nd Lien	Caa1	CCC	9.00	11/30/14	1,000,000	350,000
The Pantry, Inc.	BTL	B1	BB	2.02	05/15/14	1,449,888	1,208,844
The Pantry, Inc.	Delayed Draw	B1	BB	2.02	05/04/14	417,416	348,021

							11,116,389

Telecommunications-1.4%

Hargray Communications Group, Inc.	BTL	B1	B	3.49	06/29/14	1,785,166	1,401,356
IPC Systems, Inc.@	2nd Lien	Caa1	CCC+	6.50	05/31/14	1,000,000	168,750
Sorenson Communications, Inc.	Tranche B	Ba2	B+	3.02	08/16/13	424,439	372,976

							1,943,082

Textiles & Leather-0.2%

William Carter Co.	BTL-B	Ba3	BBB-	2.02-2.67	07/14/12	337,150	304,278

Utilities- 4.0%

Calpine Corp.	BTL	B2	B+	4.10	03/29/14	1,496,212	1,146,992
Entegra Power Group LLC	2nd Lien	B3	B+	3.72	03/30/14	447,000	318,009
KGen Power Corp.	LOC	B1	BB	3.00	01/31/14	375,000	260,625
KGen Power Corp.	BTL	B1	BB	2.31	01/31/14	610,938	424,602
La Paloma Generating Co.	Delayed Draw	B2	B+	2.97	08/16/12	14,585	10,720
La Paloma Generating Co.	LOC	B2	B+	0.42	08/16/12	32,787	24,098
La Paloma Generating Co.	1st Lien	B2	B+	2.97	08/16/12	183,124	134,596
La Paloma Generating Co.	2nd Lien	B3	CCC+	4.72	08/16/13	250,000	153,125
Mach Gen LLC	LOC	B2	B+	3.47	02/22/13	88,760	66,681
NE Energy, Inc.	2nd Lien	B3	CCC+	5.75	05/01/14	250,000	170,000
NSG Holdings II LLC	LOC	Ba2	BB	2.82	06/15/14	102,041	91,837
NSG Holdings II LLC	BTL	Ba2	BB	2.82	06/15/14	642,417	578,175
Texas Competitive Electric Holdings Co. LLC	BTL-B2	B1	B+	4.02-4.03	10/01/14	1,496,203	992,638
TPF Generation Holdings LLC	2nd Lien	B3	B+	4.77	12/15/14	1,500,000	1,068,750

							5,440,848

Total Loans (cost $229,249,186)							127,260,289

CORPORATE BONDS-0.2%
Chemicals, Plastics & Rubber-0.0%
Wellman, Inc.
Bond
9.99% due 01/30/19#@(5)(7)						91,000	1,820

Electronics-0.2%

NXP BV
Note
3.84% due 10/15/13 (9)	2,000,000	337,500

Total Corporate Bonds (cost $2,995,630)		339,320

COMMON STOCK-0.0%
Telecommunications-0.0%

Global Crossing, Ltd. †	175	1,225
SAVVIS, Inc. †	6,313	39,077

Total Common Stock (cost $125,981)		40,302

Total Long-Term Investment Securities (cost $232,370,797)		127,639,911

SHORT-TERM INVESTMENT SECURITIES-4.1%
Registered Investment Companies-4.1%
SSgA Money Market Fund (cost $5,496,124)	5,496,124	5,496,124

TOTAL INVESTMENTS-98.3% (cost $237,866,921) (11)		133,136,035
Other assets less liabilities-1.7%		2,249,372

NET ASSETS-100.0%		$135,385,407

BTL - Bank Term Loan

CND TL - Canadian Term Loan

GRM TL - German Term Loan

LOC - Letter of Credit

FSRI - First Securities Repurchase Increase

CLD - Credit Linked Deposit

DIP - Debtor in Possession

CLC - Credit Linked Commitment

CLTL - Credit Linked Term Loan

STFA - Senior Term Facilities Agreement

NR - Security is not rated.

†	Non-income producing security
@	Illiquid security. At March 31, 2009, the aggregate value of these securities was $12,849,053, representing 9.5% of net assets.
#	Fair valued security; see Note 1
(1)	Bank loans rated below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered below investment grade. Ratings provided are as of March 31, 2009.
(2)	Based on the stated maturity, the weighted average to maturity of the Loans held in the portfolio will be approximately 54 months. Loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3)	The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(4)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	Company has filed Chapter 11 bankruptcy protection.
(6)	Loan is in default and did not pay principal at maturity. Final outcome of Chapter 11 bankruptcy still to be determined.
(7)	Loan is in default.
(8)	Loan is subject to an unfunded loan commitment. See Note 4 for details.
(9)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2009.
(10)	PIK (“Payment-in-Kind”) security. Loan that pays interest in the form of additional loans.
(11)	See Note 3 for cost of investments on a tax basis.

See Notes to Portfolio of Investments.

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2009 — (unaudited)

Note 1. Security Valuation

The investments by the SunAmerica Senior Floating Rate Fund, Inc. (the “Fund”) in loan interests (“Loans”) are valued in accordance with guidelines established by the Board of Directors (the “Board”). Under the Fund’s current guidelines, Loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service. Loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until the next interest rate reset and maturity. Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are fair valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The senior Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for those senior Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for those Loans may be more difficult than obtaining valuations for actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$40,302	$—
Level 2 — Other Significant Observable Inputs	82,860,578	—
Level 3 — Significant Unobservable Inputs	50,235,155	—

Total	$133,136,035	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, written option and swap contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Financial Instruments*
Balance as of 12/31/2008	$67,034,563	$—
Accrued discounts/premiums	33,907	—
Realized gain (loss)	(854,262)	—
Change in unrealized appreciation (depreciation)	4,244,495	—
Net purchases (sales)	(7,388,386)	—
Transfers in and/or out of Level 3	(12,835,162)	—

Balance as of 03/31/2009	$50,235,155	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, written option and swap contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

Note 2. Investment Concentration

The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons positioned between the Fund and the Borrower.

Note 3. Federal Income Taxes

Unrealized appreciation and depreciation in the value of investments at March 31, 2009 for federal income tax purposes were as follows:

Cost (tax basis)	$237,867,278

Gross unrealized appreciation	$418,343
Gross unrealized depreciation	(105,149,584)

Net unrealized depreciation	$(104,731,241)

Note 4. Unfunded Loan Commitments

On March 31, 2009, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Name	Type	Maturity Date	Amount
Aleris International, Inc.	DIP Term Loan	12/19/13	$138,983
Golden Nugget, Inc.	Delayed Draw Term Loan	06/30/14	121,212
Lyondell Basell Industries	DIP Term Loan	12/15/09	187,176

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	May 29, 2009

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	May 29, 2009